(21) REGULATORY CHARGES (Tables)	12 Months Ended
Dec. 31, 2019
Regulatory Charges [Abstract]
Schedule of regulatory charges

	Dec 31, 2019	Dec 31, 2018
Fee for the use of water resources	1,265	1,701
Global reversal reserve - RGR	17,260	17,288
ANEEL inspection fee - TFSEE	7,375	5,470
Tariff flags and others	206,352	126,196
Total	232,251	150,656